Note 12 - Share Capital - Reserves (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Balance	$ 135,091	$ 175,704
Options exercised	2,188	1,087
Share-based compensation	3,287	2,392
Balance	132,413	135,091
Reserve of share-based payments [member] | Restricted share rights [member]
Statement Line Items [Line Items]
Balance	35	37
Options exercised	0	0
Restricted share rights vested	(416)	(140)
Share-based compensation	381	138
Balance	0	35
Reserve of share-based payments [member] | Share options 1 [member]
Statement Line Items [Line Items]
Balance	8,354	6,529
Options exercised	(805)	(429)
Restricted share rights vested	0	0
Share-based compensation	2,403	2,254
Balance	9,952	8,354
Reserve for warrants [member]
Statement Line Items [Line Items]
Balance	3,541	3,541
Options exercised	0	0
Restricted share rights vested	0	0
Share-based compensation	0	0
Balance	3,541	3,541
Capital reserve [member]
Statement Line Items [Line Items]
Balance	11,930	10,107
Options exercised	(805)	(429)
Restricted share rights vested	(416)	(140)
Share-based compensation	2,784	2,392
Balance	$ 13,493	$ 11,930